Initial Public Offering	12 Months Ended
Dec. 31, 2013
Initial Public Offering [Abstract]
Initial Public Offering
Initial Public Offering
On August 16, 2012, we completed our initial public offering (“IPO”) of 11,250,000 common units representing limited partner interests in the Partnership at a price to the public of $17.00 per common unit. Total net proceeds paid to our sponsor from the sale of common units in our IPO were $179,536 after taking into account our underwriting discount of $11,714. Our sponsor received all proceeds from the IPO and incurred capitalized transaction costs of $3,383 through September 30, 2012. These capitalized transaction costs were retained by the sponsor. On August 16, 2012, our underwriters exercised their option to purchase an additional 1,687,500 common units for $26,930. As a result, total net proceeds were $206,466 from the sale of 12,937,500 total common units to the public.
The following table outlines the consolidated net assets contributed to the Partnership on August 16, 2012:

Assets:
Cash	$1,984
Accounts receivable	12,453
Inventories	4,085
Due from sponsor	4,606
Prepaid expenses and other current assets	26
Property, plant and equipment, net	69,623
Deferred charges, net	1,113
Total Assets	$93,890
Liabilities:
Accounts payable	$1,397
Accrued liabilities	1,901
Deferred revenue	6,590
Asset retirement obligation	848
Total liabilities	10,736
Net assets contributed to the Partnership	$83,154

The following is a reconciliation of the Predecessor’s equity as of August 15, 2012 and total net assets contributed to the Partnership on August 16, 2012:

Predecessor Members’ Capital – August 15, 2012	$35,082
Net liabilities of non-contributed sponsor entities	9,522
Members’ capital attributable to entities contributed to the Partnership	44,604
Conversion of debts payable by Partnership entities to sponsor	23,916
Assumption of payables held by Partnership entities by sponsor	10,028
Cash contribution commitment from sponsor	4,606
Net Assets Contributed to Partnership – August 16, 2012	$83,154

As a result of our IPO, our sponsor entered into or amended the following agreements:
Amended and Restated Agreement of Limited Partnership of Hi-Crush Partners LP
On August 20, 2012, the Partnership amended and restated its Limited Partnership Agreement to establish the organizational framework for a public master limited partnership. On January 31, 2013, the Partnership amended and restated its amended and restated Limited Partnership Agreement to, among other things, provide for the creation of the Class B units. See Note 11 – Equity.
Omnibus Agreement
On August 20, 2012, we entered into an omnibus agreement with both our General Partner and our sponsor. Pursuant to the terms of this agreement, our sponsor will indemnify us and our subsidiaries for certain liabilities over specified periods of time, including but not limited to certain liabilities relating to (a) environmental matters pertaining to the period prior to our IPO and the contribution of the Wyeville assets from our sponsor, provided that such indemnity is capped at $7,500 in aggregate, (b) federal, state and local tax liabilities pertaining to the period prior to our IPO and the contribution of the Wyeville assets from our sponsor, (c) inadequate permits or licenses related to the contributed assets, and (d) any losses, costs or damages incurred by us that are attributable to our sponsor’s ownership and operation of the Wyeville assets prior to our IPO and our sponsor’s contribution of such assets. In addition, we have agreed to indemnify our sponsor from any losses, costs or damages it incurs that are attributable to our ownership and operation of the contributed assets following the closing of the IPO, subject to similar limitations as on our sponsor’s indemnity obligations to us.
Services Agreements
Effective August 16, 2012, we entered into a services agreement (the “Services Agreement”) by and among our General Partner, Hi-Crush Services LLC (“Hi-Crush Services”), a wholly-owned subsidiary of the sponsor, and the Partnership, pursuant to which Hi-Crush Services provides certain management and administrative services to our General Partner to assist in operating our business. Under the Services Agreement, the Partnership reimburses Hi-Crush Services and its affiliates, on a monthly basis, for the allocable expenses it incurs in its performance under the Services Agreement. These expenses include, among other things, salary, bonus, incentive compensation, rent and other administrative expense for individuals and entities that perform services for us or on our behalf. Hi-Crush Services and its affiliates are not liable to us for its performance of services under the Services Agreement except a liability resulting from gross negligence.
Long-Term Incentive Plan
On August 21, 2012, the General Partner adopted the Hi-Crush Partners LP Long Term Incentive Plan (the “Plan”) for employees, consultants and directors of the General Partner and those of its affiliates, including the sponsor, who perform services for the Partnership. The Plan consists of restricted units, unit options, phantom units, unit payments, unit appreciation rights, other equity-based awards, distribution equivalent rights, and performance awards. The Plan limits the number of common units that may be delivered pursuant to awards under the plan to 1,364,035 units. Common units withheld to satisfy exercise prices or tax withholding obligations are available for delivery pursuant to other awards. The Plan is administered by the General Partner’s Board of Directors or a committee thereof.